FHLB Advances and Other Borrowings - Additional Information (Details) - USD ($)							1 Months Ended	3 Months Ended	12 Months Ended
	Mar. 10, 2021	Aug. 30, 2020	Jul. 29, 2020	Dec. 24, 2019	Jul. 29, 2019	Sep. 27, 2018	Aug. 31, 2021	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Federal Home Loan Bank Advances [Line Items]
Promissory note maturity date								Sep. 10, 2022
Subordinated debt	$ 13,000,000			$ 13,000,000
Outstanding letter of credit									$ 100,500,000
Maximum borrowing capacity under federal fund line of credit								$ 50,500,000	50,500,000	$ 20,500,000
Outstanding Letters of Credit with Federal Home Loan Bank								97,500,000
Loan And Investment Securities Collateralize								$ 760,800,000	$ 601,000,000	474,800,000
Minimum
Federal Home Loan Bank Advances [Line Items]
Federal home loan bank letter of credit expiration date								2023-03	2022-01
Maximum
Federal Home Loan Bank Advances [Line Items]
Federal home loan bank letter of credit expiration date								2022-04	2023-03
FHLB Owns the Option One
Federal Home Loan Bank Advances [Line Items]
FHLB advances								$ 12,000,000	$ 12,000,000
Federal home loans bank floating rate								1.10%	1.10%
FHLB advances maturity date								Jun. 19, 2029	Jun. 19, 2029
FHLB Owns the Option Two
Federal Home Loan Bank Advances [Line Items]
FHLB advances								$ 18,000,000	$ 18,000,000
Federal home loans bank floating rate								1.02%	1.02%
FHLB advances maturity date								Aug. 02, 2029	Aug. 02, 2029
FHLB Owns the Option Three
Federal Home Loan Bank Advances [Line Items]
FHLB advances								$ 20,000,000	$ 20,000,000
Federal home loans bank floating rate								0.57%	0.57%
FHLB advances maturity date								Feb. 26, 2035	Feb. 26, 2035
Line of Credit
Federal Home Loan Bank Advances [Line Items]
Federal funds								$ 0	$ 0	0
Senior Secured Promissory Notes
Federal Home Loan Bank Advances [Line Items]
Promissory note	$ 20,875,000							$ 1,000,000	$ 1,000,000
Promissory note maturity date									Sep. 10, 2022
Line of credit facility, current borrowing capacity				10,000,000
Frequency of periodic interest payment								Interest is payable quarterly on the 10th day of March, June, September and December through maturity date of September 10, 2022	Interest is payable quarterly on the 10th day of March, June, September and December through maturity date of September 10, 2022
Secured percentage of debt	100.00%
Revolving Line Of Credit Facility	$ 30,875,000
Senior Secured Promissory Notes | US Prime Rate
Federal Home Loan Bank Advances [Line Items]
Interest rate	4.00%
Senior Secured Promissory Notes | Third Party Lender
Federal Home Loan Bank Advances [Line Items]
Revolving Line Of Credit Facility	$ 10,000,000
Senior Secured Promissory Note One
Federal Home Loan Bank Advances [Line Items]
Promissory note	15,000,000			$ 5,000,000			$ 2,000,000			10,000,000
Promissory note maturity date				Aug. 30, 2020
Line of credit facility, current borrowing capacity											$ 10,000,000
Description of interest rate				Journal US Prime Rate, plus 0.50%
Interest rate				4.75%
Debt instrument fixed interest rate		4.25%
Extended maturity date		Aug. 31, 2021
Matured and renewed note amount		$ 10,000,000
Frequency of periodic interest payment								Interest was payable quarterly on the 30th day of February, May, August and November	Interest was payable quarterly on the 30th day of February, May, August and November
Secured percentage of debt				100.00%
Revolving Line Of Credit Facility								$ 30,875,000,000
Senior Secured Promissory Note Two
Federal Home Loan Bank Advances [Line Items]
Promissory note				$ 15,000,000						$ 10,875,000
Promissory note maturity date			Jul. 29, 2022	Mar. 10, 2021
Description of interest rate				interest rate of 6.00% was reduced to 4.75%
Interest rate				6.00%
Debt instrument fixed interest rate				4.75%
Secured percentage of debt				100.00%
Revolving Line Of Credit Facility	$ 30,875,000
Principal payments				$ 375,000
Subordinated Promissory Note One
Federal Home Loan Bank Advances [Line Items]
Promissory note						$ 3,000,000
Promissory note maturity date					Sep. 27, 2019		Sep. 27, 2022
Debt instrument fixed interest rate						5.00%
Frequency of periodic interest payment								Quarterly interest payments for the $2,000,000 note were due on the 27th day of March, June, September and December.
Retired debt instrument					$ 3,000,000
Date of retired of debt instrument					Jul. 29, 2019
Subordinated Promissory Note Two
Federal Home Loan Bank Advances [Line Items]
Promissory note						$ 2,000,000	$ 11,000,000
Promissory note maturity date						Sep. 27, 2020	Jul. 29, 2022
Debt instrument fixed interest rate						6.00%	6.00%
Extended maturity date						Sep. 27, 2022
Frequency of periodic interest payment								Quarterly interest payments for the $11,000,000 note were due on the 29th day of March, June, September and December.
Subordinated Promissory Note Three
Federal Home Loan Bank Advances [Line Items]
Promissory note			$ 11,000,000		$ 4,000,000
Promissory note maturity date					Jul. 29, 2020
Debt instrument fixed interest rate			6.00%		5.00%
Subordinated Promissory Note Four
Federal Home Loan Bank Advances [Line Items]
Promissory note					$ 2,000,000
Promissory note maturity date					Jul. 29, 2020
Debt instrument fixed interest rate					5.00%
Frequency of periodic interest payment					Quarterly interest payments were due on the 29th day of January, April, July, and October
Subordinated Debt
Federal Home Loan Bank Advances [Line Items]
Frequency of periodic interest payment									Quarterly interest payments were due on the 27th day of March, June, September, and December
Subordinated Notes Due Two Thousand Thirty Two
Federal Home Loan Bank Advances [Line Items]
Promissory note maturity date								Apr. 01, 2032
Debt instrument fixed interest rate								5.50%
Frequency of periodic interest payment								the Company will pay interest on the Notes semi-annually in arrears on April 1 and October 1 of each year, commencing on October 1, 2022, at a fixed interest rate of 5.500% per annum.
Debt Instrument, Interest Rate Terms								The floating interest rate will be reset quarterly, and the interest rate for any Floating Rate Period shall be equal to the then-current Three-Month Term SOFR (as defined in the Indenture) plus 315 basis points for each quarterly interest period during the Floating Rate Period. Interest payable on the Notes during the Floating Rate Period will be paid quarterly in arrears on January 1, April 1, July 1 and October 1, of each year, commencing on July 1, 2027. Notwithstanding the foregoing, in the event that Three-Month Term SOFR (or such other applicable benchmark rate) is less than zero, then Three-Month Term SOFR (or such other applicable benchmark rate) rate shall be deemed to be zero.
Debt Instrument, Redemption Period, Start Date								Apr. 01, 2027
Debt Instrument, Redemption Price, Percentage								100.00%
Debt Issuance Costs, Net								$ 1,743,000
Debt Issuance Costs Amortization Term								10 years
Long-term Debt, Gross								$ 80,507,000
Debt Instrument, Face Amount								$ 82,250,000
Debt Instrument Face Amount Percentage								100.00%